Property, Plant and Equipment (Tables)	12 Months Ended
Sep. 30, 2023
Property, Plant and Equipment (Tables) [Line Items]
Schedule of Property, Plant and Equipment	Property, plant and equipment as of September 30, 2023 and 2022 consisted of the following:
	2023	2022
Buildings	$2,913,471	$2,988,217
Machinery and equipment	9,631,702	9,776,164
Transportation vehicles	1,013,593	1,014,921
Office equipment	611,129	626,808
Total property plant and equipment, at cost	14,169,895	14,406,110
Less: accumulated depreciation	(8,814,898)	(8,416,974)
Property, plant and equipment, net	$5,354,997	$5,989,136

Land Use Rights [Member]
Property, Plant and Equipment (Tables) [Line Items]
Schedule of Property, Plant and Equipment	Land use rights as of September 30, 2023 and 2022 consisted of the following:
	2023	2022
Land use rights, cost	$4,824,826	$1,537,236
Less: accumulated amortization	(512,477)	(467,345)
Land use rights, net	$4,312,349	$1,069,891